Accounts Receivables (Details) - Schedule of accounts receivable - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Accounts Receivable Abstract
Accounts receivable	¥ 61,396
Less: Allowance for doubtful debts
Accounts receivable, net	¥ 61,396